Intangible assets - Schedule off goodwill allocation to group of CGUs (Details) - Cash generating unit - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 476	€ 469
Retail Netherlands
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.81%
Terminal growth rate	2.00%
Goodwill	€ 30	30
Retail Germany
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.77%
Terminal growth rate	2.00%
Goodwill	€ 356	349
Retail Poland
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.30%
Terminal growth rate	2.50%
Goodwill	€ 76	75
Retail Romania
Disclosure of detailed information about intangible assets [line items]
Discount rate	11.45%
Terminal growth rate	3.00%
Goodwill	€ 15	€ 15